Bank facilities	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Bank facilities	Bank facilities:
The Corporation has certain bank facilities available to it, which are secured by a hypothecation of the Corporation’s cash and cash equivalents.
Operating Facility
The Corporation has a demand revolving facility (“Operating Facility”) in which an operating line of credit of up to CDN $7,000,000 is made available to be drawn upon by the Corporation. The Operating Facility can be utilized to finance the short-term working capital requirements of the business. Outstanding amounts are charged interest at the bank’s prime rate minus 0.50% per annum and are repayable on demand by the bank.
At December 31, 2019, $nil (2018 - $nil) was outstanding on the Operating Facility.
Leasing Facility
The Corporation also has a CDN $1,830,770 capital leasing facility (“Leasing Facility”) which can be utilized to finance the acquisition and lease of operating equipment. Interest is charged on outstanding amounts at the bank’s prime rate per annum and is repayable on demand by the bank in the event of certain conditions.
At December 31, 2019, $nil (2018 - $nil) was outstanding on the Leasing Facility which is included in lease liability (note 17).
Forward Contract Facility
The Corporation also has a Canadian dollar credit facility (“EncoreFX Facility”) that allows the Corporation to purchase forward foreign exchange contracts of up to $30,000,000 with an aggregate out-the-money mark-to-market limit of $1,500,000.
Periodically, the Corporation uses forward foreign exchange contracts to manage exposure to currency rate fluctuations. These contracts are recorded at their fair value as either assets or liabilities on the balance sheet. Any changes in fair value are either (i) recorded in the statement of comprehensive income if formally designated and qualified under hedge accounting criteria; or (ii) recorded in the statement of operations if either not designated, or not qualified, under hedge accounting criteria.
At December 31, 2019, the Corporation had outstanding foreign exchange currency contracts to purchase a total of CDN $16,800,000 (2018 – CDN $17,400,000) at an average rate of 1.32 CDN per U.S. dollar, resulting in an unrealized gain of CDN $306,000 at December 31, 2019 (2018 – unrealized loss of CDN $777,000). The unrealized gain on forward foreign exchange contracts is presented in prepaid expenses and other current assets on the balance sheet.
The outstanding foreign exchange currency contracts are not qualified under hedge accounting.